                              THE THAI FUND, INC.
---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              William G. Morton, Jr.
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 Snoh Unakul
Frederick B. Whittemore      DIRECTOR
VICE-CHAIRMAN OF THE BOARD   James W. Grisham
OF DIRECTORS                 VICE PRESIDENT
Warren J. Olsen              Michael F. Klein
PRESIDENT AND DIRECTOR       VICE PRESIDENT
Peter J. Chase               Harold J. Schaaff, Jr.
DIRECTOR                     VICE PRESIDENT
John W. Croghan              Joseph P. Stadler
DIRECTOR                     VICE PRESIDENT
David B. Gill                Valerie Y. Lewis
DIRECTOR                     SECRETARY
Graham E. Jones              James R. Rooney
DIRECTOR                     TREASURER
Sukri Kaocharern             Belinda A. Brady
DIRECTOR                     ASSISTANT TREASURER
John A. Levin
DIRECTOR

---------------------------------------------
U.S. INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------------------
THAI INVESTMENT ADVISER
The Mutual Fund Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand
----------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
----------------------------------------------------------------
CUSTODIANS
The Thai Farmers Bank Limited
400 Phahon Yothin Road
Bangkok, Thailand

The Chase Manhattan Bank
770 Broadway
New York, New York 10003
----------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
----------------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

----------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

        ----------------------------------------------------------------

                                      THE
                                   THAI FUND,
                                      INC.
                          ----------------------------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine months ended September 30, 1996, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -11.75% compared with -14.99% for the U.S. dollar adjusted Securities Exchange of Thailand Index (the "Index"). For the period since the Fund's commencement of operations on February 16, 1989 through September 30, 1996, the Fund's total return, based on net asset value per share, was 309.31% compared with 226.07% for the Index. For the three months ended September 30, 1996, the Fund had a total return, based on net asset value per share, of -11.66% compared with -12.05% for the Index. On September 30, 1996, the closing price of the Fund's shares on the New York Stock Exchange was $22.00, representing a 1.2% premium to the net asset value per share.

The Thai market, affected by a variety of negative developments, experienced a climatic sell-off in the third quarter of the year. On the economic front, export growth slowed dramatically, casting doubts on the bullish economic forecasts for the year. Interest rates rose as the Thai bhat came under selling pressure. In addition, there were further rumors about bad debts circulating in the economy and rising non-performing loans at finance companies. By the end of the quarter, the no-confidence motion against the Prime Minister resulted in his resignation and dissolution of the parliament, causing the market to rise almost 5% on September 30.

Year-to-date, the Thai market continued to underperform the Asian region. Earnings estimates have continued to be cut by analysts throughout most of the year, whereas earnings revisions have been upwards for the most other regional markets. As earnings uncertainty continued to cloud the Thai market, foreign inflows into the Asian region headed for safer and more liquid markets. Political uncertainties also sidelined many foreign investors throughout the period.

As noted above, the Fund performed in line with the SET Index in the third quarter and has outperformed the Index year-to-date. In terms of sector weightings over the third quarter, the Fund was overweighted in the finance and communications sectors, both of which underperformed the Index. The banking sector, however, where the Fund also was overweighted, did better, declining 8.0% against the broader market's decline of 11.9%. Year-to-date, the Banking sector rose 1.4% against a 15.0% decline in the Index. The finance and communications sectors fell 25.1% and 29.9%, respectively, for the nine months ended September 30. Five of the Fund's top ten holdings outperformed the Index while five underperformed. The relative outperforming stocks were Bangkok Bank (-5.0%), Serm Suk (-6.5%), Thai Investment & Securities Co. (-6.9%) and Thai Farmers Bank (-7.4%). Similarly, on a year-to-date basis, six of the Fund's top ten holdings have outperformed the Index. Among the better performers have been Serm Suk (+41.0%), Thai Investment & Securities Co. (+37.4%) and Bangkok Bank (+5.6%). The underperformers included Shinawatra computer (-29.4%), Finance One (-26.5%) and Advanced Information Services (-22.0%).

Headed into the fourth quarter, the market should show improvement after the climatic sell-off in the previous quarter, although it is unlikely that the market will rise further without an improvement in both the macro and micro economic environments. This will require both earnings improvement and a rebound in the economy. There are patchy signs of a minor economic recovery already, but whether it can be sustained remains to be seen. The scheduled November 17 elections are viewed as positive in terms of building investor confidence, but may also cap the upside market as investors adopt a wait-and-see attitude. By most measures, Thailand now is probably one of the cheapest markets in the region and should find favor among institutional investors. We intend to stay fully invested and look for improvement in the fourth quarter.

Sincerely,

           [SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

[SIGNATURE]
Ean Wah Chin
SENIOR PORTFOLIO MANAGER

       [SIGNATURE]
Richard Toh
PORTFOLIO MANAGER

October 29, 1996

The Thai Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                     TOTAL RETURN (%)
                        --------------------------------------------------------------------------

                            MARKET VALUE (1)       NET ASSET VALUE (2)          INDEX (1)(3)
                        ------------------------  ----------------------  ------------------------
                                       AVERAGE                  AVERAGE                  AVERAGE
                        CUMULATIVE     ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE     ANNUAL
                        ------------------------  ----------------------  ------------------------
FISCAL YEAR TO DATE          -0.70%      --           -11.75%     --          -14.99%       --
ONE YEAR                      2.32         2.32%       -9.88       -9.88%     -16.19       -16.19%
FIVE YEAR                   102.10+       15.11+      135.22+      18.66+      63.35        10.31
SINCE INCEPTION*            314.02+       17.90+      309.31+      17.75+     226.07        14.68

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

 YEARS ENDED DECEMBER 31:
                               1988*      1989       1990       1991       1992       1993        1994       1995
Net Asset Value Per Share       $10.24     $18.88     $13.08     $15.41     $20.69     $39.42      $28.30     $24.89
Market Value Per Share          $11.75     $32.25     $16.00     $16.25     $18.75     $36.88      $22.38     $22.38
Premium/(Discount)               14.7%      70.8%      22.3%       5.5%      -9.4%      -6.4%      -20.9%     -10.1%
Income Dividends                 $0.29      $0.36      $0.21      $0.21          -      $0.36       $0.35      $0.11
Capital Gains Distributions          -      $2.09      $1.68      $0.47          -      $0.51       $4.62      $3.38
Fund Total Return (2)           -5.60%    109.87%    -20.44%     23.08%     34.26%     98.89%    -10.43%+     -0.05%
Index Total Return (1)(3)
**                               3.90%    120.97%    -28.60%     15.80%     24.71%     88.40%     -17.76%     -6.11%

                              NINE MONTHS ENDED
 YEARS ENDED DECEMBER 31:     SEPTEMBER 30,1996
                                 (UNAUDITED)
Net Asset Value Per Share                  $21.75
Market Value Per Share                     $22.00
Premium/(Discount)                           1.2%
Income Dividends                            $0.22
Capital Gains Distributions                 $0.01
Fund Total Return (2)                     -11.75%          *
Index Total Return (1)(3)
**                                        -14.99%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This return does not include the effect of dilution in connection with the Rights Offering. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand.

 * The Fund commenced operations on February 16, 1988.

 ** Unaudited.

 + Adjusted for Rights Offering.

The Thai Fund, Inc.
Portfolio Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            97.7%
Short-Term Investments        2.3%

--------------------------------------------------------------------------------
SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                                   3.0%
Banking                                      31.2%
Beverages                                     7.2%
Broadcasting & Publishing                     3.6%
Building Materials & Components               5.3%
Electrical & Electronics                      4.1%
Financial Services                           21.5%
Miscellaneous Materials & Commodities         2.3%
Real Estate                                   2.6%
Telecommunications                           13.0%
Other                                         6.2%

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                    PERCENT OF
                                    NET ASSETS
                                    ----------
 1.  Bangkok Bank Ltd.                11.4%
 2.  Thai Farmers Bank Ltd.            9.8
 3.  Siam Commercial Bank Co. Ltd.     8.7
 4.  The Serm Suk Co. Ltd.             7.2
 5.  Advanced Information Services
       Co. Ltd.                        5.8

                                    PERCENT OF
                                    NET ASSETS
                                    ----------

 6.  Thai Investment & Securities
       Co. Ltd.                        4.9%
 7.  Dhana Siam Finance &
       Securities Co. Ltd.             4.1
 8.  Finance One Co. Ltd.              4.1
 9.  Shinawatra Computer Co. Ltd.      4.1
10.  Phatra Thanakit Co. Ltd.          3.7
                                       ---
                                      63.8%
                                       ---
                                       ---

INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1996

                                                                           VALUE
                                                      SHARES               (000)
---------------------------------------------------------
------------
THAI INVESTMENT PLAN (104.4%)
--------------------------------------------------
----------
THAI COMMON STOCKS (102.5%)
(Unless otherwise noted)
-----------------------------------------------------------------
-------------
APPLIANCES & HOUSEHOLD DURABLES (1.5%)
  Sanyo Universal Electric Co. Ltd.                  158,600  U.S.$          536
  Singer Thailand Ltd. (Local)                       500,300               3,621
                                                              ------------------
                                                                           4,157
                                                              ------------------
-----------------------------------------------------------------
-------------
AUTOMOBILES (3.0%)
  Swedish Motor Corp. Ltd. (Local)                 1,500,000               2,655
  Thai Rung Union Car plc                          1,000,000               5,939
                                                              ------------------
                                                                           8,594
                                                              ------------------
-----------------------------------------------------------------
-------------
BANKING (31.2%)
  Bangkok Bank Ltd. (Local)                        3,600,000              32,283
  Industrial Finance Corp. of Thailand
   (Local)                                           950,000               3,718
  Siam Commercial Bank Co. Ltd. (Local)            2,500,000              24,779
  Thai Farmers Bank Ltd. (Local)                   4,000,000              27,374
  Thai Farmers Bank Ltd. (Warrants), expiring
   9/30/99                                           525,000                 518
                                                              ------------------
                                                                          88,672
                                                              ------------------
-----------------------------------------------------------------
-------------
BEVERAGES (7.2%)
  The Serm Suk Co. Ltd. (Local)                      950,000              20,551
                                                              ------------------
-----------------------------------------------------------------
-------------
BROADCASTING & PUBLISHING (3.6%)
  BEC World plc                                    1,000,000              10,305
                                                              ------------------
-----------------------------------------------------------------
-------------
BUILDING MATERIALS & COMPONENTS (5.3%)
  American Standard Sanitaryware Thailand
   Ltd. (Local)                                       75,150               1,271
  Siam Cement Co. Ltd. (Local)                       264,000               9,636
  Siam City Cement Co. Ltd. (Local)                  620,000               4,243
                                                              ------------------
                                                                          15,150
                                                              ------------------
-----------------------------------------------------------------
-------------
CHEMICALS (1.5%)
  National Petrochemical plc                       4,000,000               4,169
                                                              ------------------

-----------------------------------------------------------------
-------------

                                                                           VALUE
                                                      SHARES               (000)

-----------------------------------------------------------------
-------------
CONSTRUCTION & HOUSING (1.0%)
  Italian-Thai Development Corp.                     390,000  U.S.$        2,822
                                                              ------------------
-----------------------------------------------------------------
-------------
ELECTRICAL & ELECTRONICS (4.1%)
  Shinawatra Computer Co. Ltd. (Local)               667,800              11,504
                                                              ------------------
-----------------------------------------------------------------
-------------
FINANCIAL SERVICES (21.5%)
  Dhana Siam Finance & Securities Co. Ltd.
   (Local)                                         2,600,000              11,760
  Finance One Co. Ltd. (Local)                     2,752,600              11,692
  General Finance & Securities Co. Ltd.
   (Local)                                         1,200,000               3,257
  National Finance & Securities Co. Ltd.
   (Local)                                         3,300,000              10,189
  Phatra Thanakit Co. Ltd. (Local)                 2,000,000              10,383
  Thai Investment & Securities Co. Ltd.
   (Local)                                         2,000,000              13,845
                                                              ------------------
                                                                          61,126
                                                              ------------------
-----------------------------------------------------------------
-------------
INSURANCE (1.9%)
  Bangkok Insurance Co. Ltd. (Local)                 261,800               4,119
  Diphaya Insurance Co. Ltd.                         350,000               1,342
                                                              ------------------
                                                                           5,461
                                                              ------------------
-----------------------------------------------------------------
-------------
MISCELLANEOUS MATERIALS & COMMODITIES (2.3%)
  Charoen Pokphand Feedmill Co. Ltd. (Local)       1,848,800               6,653
                                                              ------------------
-----------------------------------------------------------------
-------------
MULTI-INDUSTRY (0.6%)
  Loxley Co. Ltd. (Local)                            164,000               1,600
                                                              ------------------
-----------------------------------------------------------------
-------------
REAL ESTATE (2.6%)
  Land & House Co. Ltd. (Local)                      715,600               7,374
                                                              ------------------
-----------------------------------------------------------------
-------------
TELECOMMUNICATIONS (13.0%)
  Advanced Information Services Co. Ltd.
   (Local)                                         1,200,000              16,425
  TelecomAsia Corp. Ltd. (Local)                   5,000,000              10,128
  United Communications Industry (Local)           1,000,000              10,383
                                                              ------------------
                                                                          36,936
                                                              ------------------
-----------------------------------------------------------------
-------------
TEXTILES & APPAREL (0.0%)
  Thai Rung Textile                                    3,832                  49
                                                              ------------------

-----------------------------------------------------------------
-------------

                                                                           VALUE
                                                      SHARES               (000)
-----------------------------------------------------------------
-------------
WHOLESALE & INTERNATIONAL TRADE (2.2%)
  International Cosmetics Co. Ltd. (Local)           875,000  U.S.$        6,161
                                                              ------------------
-----------------------------------------------------------------
-------------
TOTAL THAI COMMON STOCKS
  (Cost U.S. $203,502)                                                   291,284
                                                              ------------------
-----------------------------------------------------------------
-------------


                                                   FACE
                                                  AMOUNT
                                                   (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (1.9%)
  (Interest Bearing Demand Account)
  Thai Baht
   (Cost U.S. $5,654)                            THB 139,789               5,498
                                                              ------------------
-----------------------------------------------------------------
-------------
TOTAL THAI INVESTMENT PLAN (104.4%)
  (Cost U.S. $209,156)                                                   296,782
                                                              ------------------
-----------------------------------------------------------------
-------------
SHORT-TERM INVESTMENT (0.5%)
---------------------------------------------------------
------------
REPURCHASE AGREEMENT (0.5%)
  Chase Securities, Inc. 5.40%, dated
   9/30/96, due 10/1/96, to be repurchased at
   U.S. $1,373, collateralized by U.S. $1,010
   United States Treasury Notes 10.625%, due
   8/15/15, valued at U.S. $1,390 (Cost U.S.
   $1,373)                                      U.S.$  1,373               1,373
                                                              ------------------
-----------------------------------------------------------------
-------------
TOTAL INVESTMENTS (104.9%)
  (Cost U.S. $210,529)                                                   298,155
                                                              ------------------
-----------------------------------------------------------------
-------------
OTHER ASSETS AND LIABILITIES (-4.9%)
  Other Assets                                         1,553
  Liabilities                                        (15,504)            (13,951)
                                               -------------  ------------------
-----------------------------------------------------------------
-------------
NET ASSETS (100%)
  Applicable to 13,065,189, issued and outstanding U.S.
   $0.01 par value shares (30,000,000 shares authorized)      U.S.$      284,204
                                                                   -------------
-----------------------------------------------------------------
-------------
NET ASSET VALUE PER SHARE                                     U.S. $       21.75
                                                                   -------------
--------------------------------------------------------------------------------
-------------


                                       6